Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of research and development expenses [Abstract]
Share based payment	$ 2,311	$ 1,768	$ 2,230
Salary and related expenses	3,332	1,533	1,237
Subcontractors	929	496	125
Materials and related expenses	1,094	204	440
Depreciation	238	134	196
IIA participation		(255)	(383)
Other	150	29	28
Total	$ 8,054	$ 3,909	$ 3,873